Schedule of Investments ─ IQ Global Resources ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 99.8%

Australia - 13.3%
BHP Group Ltd.(a)	45,324	$1,480,091
Evolution Mining Ltd.	15,782	38,917
Fortescue Metals Group Ltd.	31,303	438,222
Glencore PLC*	111,651	573,722
IGO Ltd.	7,291	60,358
Iluka Resources Ltd.	11,848	86,313
Mineral Resources Ltd.	1,541	60,159
Newcrest Mining Ltd.	7,252	110,107
Northern Star Resources Ltd.	7,146	41,738
OceanaGold Corp.*	5,976	9,210
OZ Minerals Ltd.	2,679	45,639
Regis Resources Ltd.	6,459	7,736
Rio Tinto PLC	14,885	1,035,470
South32 Ltd.	38,826	105,316
St. Barbara Ltd.	6,573	5,673
Woodside Petroleum Ltd.	4,340	76,657

Total Australia		4,175,328

Austria - 0.4%
OMV AG	1,350	81,660
voestalpine AG(a)	1,404	46,304

Total Austria		127,964

Belgium - 0.3%
Umicore SA	2,139	80,135

Brazil - 1.2%
Wheaton Precious Metals Corp.	3,592	144,748
Yara International ASA	4,594	234,233

Total Brazil		378,981

Burkina Faso - 0.1%
Endeavour Mining PLC	1,345	29,504
IAMGOLD Corp.*	4,067	9,913

Total Burkina Faso		39,417

Canada - 9.1%
Agnico Eagle Mines Ltd.	1,981	94,564
Alamos Gold, Inc., Class A	3,057	20,840
B2Gold Corp.	9,163	32,998
Barrick Gold Corp.	14,257	272,742
Canadian Natural Resources Ltd.	4,679	237,887
Enbridge, Inc.	8,212	346,999
First Majestic Silver Corp.	2,233	22,667
Fortuna Silver Mines, Inc.*	1,851	6,287
Imperial Oil Ltd.	2,986	122,112
K92 Mining, Inc.*	1,820	9,102
Kinross Gold Corp.	10,078	54,439
Kirkland Lake Gold Ltd.	2,222	83,653
Lundin Gold, Inc.*	2,061	14,909
Maple Leaf Foods, Inc.	2,222	54,021
New Gold, Inc.*	6,153	9,725
Nutrien Ltd.	10,694	746,512
Osisko Gold Royalties Ltd.	1,300	14,351
Pan American Silver Corp.	2,004	43,348
Pembina Pipeline Corp.	2,127	67,499
Premium Brands Holdings Corp.	695	65,565
Pretium Resources, Inc.*	1,513	20,533
Sandstorm Gold Ltd.	1,485	8,909
SSR Mining, Inc.	1,863	30,659
Suncor Energy, Inc.	6,429	183,599
TC Energy Corp.	3,741	193,080
Torex Gold Resources, Inc.*	1,586	15,538
West Fraser Timber Co., Ltd.(a)	862	79,748
Yamana Gold, Inc.	7,456	30,778

Total Canada		2,883,064

Chile - 0.7%
Antofagasta PLC(a)	8,559	153,014
Lundin Mining Corp.	6,623	55,148

Total Chile		208,162

China - 6.4%
Ausnutria Dairy Corp., Ltd.*	40,760	51,645
China Hongqiao Group Ltd.	66,626	74,337
China Modern Dairy Holdings Ltd.(a)	179,885	30,451
China Molybdenum Co., Ltd., Class H	229,079	116,338
China Petroleum & Chemical Corp., Class H	540,416	282,768
COFCO Joycome Foods Ltd.*(a)	96,901	39,767
Dali Foods Group Co., Ltd.	270,046	155,845
Guangdong Investment Ltd.	35,457	50,565
MMG Ltd.*	70,747	22,592
PetroChina Co., Ltd., Class H	795,084	394,608
Southern Energy Holdings Group Ltd.*(b)	53,183	0
Wilmar International Ltd.	116,433	367,688
Xinyi Solar Holdings Ltd.	49,071	78,035
Zhaojin Mining Industry Co., Ltd., Class H	32,340	25,839
Zijin Mining Group Co., Ltd., Class H	265,820	339,538

Total China		2,030,016

Denmark - 0.6%
Chr Hansen Holding A/S	2,333	186,083

Egypt - 0.0%(c)
Centamin PLC	9,745	11,618

Finland - 2.4%
Kemira OYJ	470	6,849
Neste OYJ	4,207	187,557
Stora Enso OYJ, Class R	10,755	216,050
UPM-Kymmene OYJ	7,447	268,391
Valmet OYJ(a)	1,801	67,897

Total Finland		746,744

France - 2.4%
TotalEnergies SE(a)	11,303	636,321
Veolia Environnement SA	3,548	126,996

Total France		763,317

Germany - 0.7%
Aurubis AG	387	39,834
KWS Saat SE & Co. KGaA	626	48,420
Suedzucker AG	3,622	50,266
Uniper SE	1,540	69,054

Total Germany		207,574

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

Hong Kong - 0.1%
Vitasoy International Holdings Ltd.(a)	22,967	$44,770

Indonesia - 0.2%
First Resources Ltd.	30,901	37,708
Nickel Mines Ltd.	24,065	24,246

Total Indonesia		61,954

Ireland - 1.3%
Kerry Group PLC, Class A	3,203	402,143

Italy - 0.7%
Eni SpA	14,698	219,269

Japan - 4.4%
Ajinomoto Co., Inc.	9,853	273,036
Fuji Oil Holdings, Inc.	1,659	33,360
Itoham Yonekyu Holdings, Inc.	5,851	34,123
JFE Holdings, Inc.	3,895	49,353
Kagome Co., Ltd.	1,548	40,062
Kewpie Corp.	2,512	51,472
Kikkoman Corp.	3,900	291,760
NH Foods Ltd.	1,953	74,747
Nichirei Corp.	2,498	57,060
Nippon Steel Corp.	6,302	101,483
Nisshin Seifun Group, Inc.	5,272	73,572
Oji Holdings Corp.	12,358	65,101
Prima Meat Packers Ltd.	159	3,464
Sumitomo Metal Mining Co., Ltd.	2,480	112,953
Toyo Suisan Kaisha Ltd.	1,902	77,500
Yamazaki Baking Co., Ltd.	4,187	59,630

Total Japan		1,398,676

Kyrgyzstan - 0.1%
Centerra Gold, Inc.	2,790	22,508

Luxembourg - 0.7%
ArcelorMittal SA	7,257	213,099

Mexico - 0.2%
Fresnillo PLC	6,746	56,549

Netherlands - 3.2%
OCI NV*	3,870	105,073
Shell PLC	36,074	913,091

Total Netherlands		1,018,164

New Zealand - 0.1%
Fletcher Building Ltd.	10,212	43,258

Norway - 1.7%
Aker BP ASA	1,429	49,140
Equinor ASA	13,673	377,017
Norsk Hydro ASA	14,630	111,546

Total Norway		537,703

Peru - 1.4%
Hochschild Mining PLC	4,908	6,815
Southern Copper Corp.	6,591	421,099

Total Peru		427,914

Portugal - 0.2%
Galp Energia SGPS SA	3,478	38,123
Navigator Co. SA (The)	9,017	33,781

Total Portugal		71,904

Russia - 0.8%
Evraz PLC	11,846	79,355
Petropavlovsk PLC*	33,087	6,645
Polymetal International PLC	4,108	58,477
United Co. RUSAL International PJSC*	108,402	99,678

Total Russia		244,155

Spain - 0.5%
Befesa SA*	282	19,789
Ebro Foods SA	3,055	56,439
Repsol SA	6,751	85,078

Total Spain		161,306

Sweden - 0.9%
AAK AB	4,543	84,614
Boliden AB	2,371	94,875
Holmen AB, B Shares	2,129	102,275

Total Sweden		281,764

Switzerland - 0.1%
Bell Food Group AG	124	37,291

Turkey - 0.0%(c)
Eldorado Gold Corp.*	1,455	12,733

Ukraine - 0.0%(c)
Ferrexpo PLC	4,329	14,044

United Kingdom - 3.0%
BP PLC	89,258	458,415
Cranswick PLC	987	48,519
Greggs PLC	1,783	63,823
Pennon Group PLC	1,283	18,642
Severn Trent PLC	4,045	155,917
Spirax-Sarco Engineering PLC	352	62,598
Tate & Lyle PLC	8,346	79,099
United Utilities Group PLC	3,222	46,146

Total United Kingdom		933,159

United States - 42.1%
Alcoa Corp.	1,136	64,423

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)

United States (continued)
Allegheny Technologies, Inc.*	957	$17,504
American Water Works Co., Inc.	858	137,966
Archer-Daniels-Midland Co.	10,342	775,650
Armstrong World Industries, Inc.	591	58,521
B&G Foods, Inc.(a)	1,172	36,449
Baker Hughes Co.	3,580	98,235
Builders FirstSource, Inc.*	1,416	96,274
Bunge Ltd.	2,531	250,215
Campbell Soup Co.	5,476	241,601
Cheniere Energy, Inc.	1,031	115,369
Chevron Corp.	8,044	1,056,418
Cleveland-Cliffs, Inc.*(a)	2,562	43,913
Coeur Mining, Inc.*	2,077	9,741
Commercial Metals Co.	795	26,585
Conagra Brands, Inc.	8,184	284,476
ConocoPhillips	4,592	406,943
Diamondback Energy, Inc.	2,769	349,337
Dover Corp.	646	109,762
Ecolab, Inc.	1,402	265,609
EOG Resources, Inc.	2,274	253,506
Essential Utilities, Inc.	1,154	56,246
Exxon Mobil Corp.	18,049	1,371,002
Flowers Foods, Inc.	3,612	101,606
FMC Corp.	2,228	245,904
Freeport-McMoRan, Inc.	12,180	453,340
General Mills, Inc.	10,284	706,305
Graco, Inc.	816	59,209
Hain Celestial Group, Inc. (The)*	1,804	65,900
Halliburton Co.	3,913	120,286
Hecla Mining Co.	5,212	25,852
Hess Corp.	1,241	114,532
Hormel Foods Corp.	10,366	492,074
IDEX Corp.	354	76,266
Ingredion, Inc.	1,247	118,091
International Paper Co.	4,706	227,064
J&J Snack Foods Corp.	358	54,305
John Bean Technologies Corp.	656	88,560
Kellogg Co.	5,821	366,723
Kinder Morgan, Inc.	8,725	151,466
Louisiana-Pacific Corp.	1,185	78,731
Marathon Petroleum Corp.	2,911	208,864
Mosaic Co. (The)	6,607	263,950
Newmont Corp.	6,185	378,336
Nucor Corp.	1,822	184,751
Occidental Petroleum Corp.	4,064	153,091
ONEOK, Inc.	1,697	102,974
Pentair PLC(a)	746	47,520
Phillips 66	1,942	164,662
Pilgrim's Pride Corp.*	4,520	126,424
Pioneer Natural Resources Co.	672	147,094
Post Holdings, Inc.*(a)	1,092	115,555
Reliance Steel & Aluminum Co.	446	68,184
Sanderson Farms, Inc.	429	78,936
Schlumberger NV	6,205	242,429
Seaboard Corp.	21	80,220
Simpson Manufacturing Co., Inc.	529	59,666
Steel Dynamics, Inc.	1,397	77,561
Sunrun, Inc.*(a)	910	23,596
Tyson Foods, Inc., Class A	6,410	582,605
UFP Industries, Inc.	638	50,951
United States Steel Corp.(a)	1,131	23,434
Valero Energy Corp.	1,916	158,971
Williams Cos., Inc. (The)	5,104	152,814
Xylem, Inc.	854	89,687

Total United States		13,254,234

Zambia - 0.5%
First Quantum Minerals Ltd.	6,288	154,802

Total Common Stocks
(Cost $27,207,967)		31,449,802

Short-Term Investments — 1.2%
Money Market Funds — 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(d)(e)	377,949	377,949
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(d)	588	588
Total Short-Term Investments
(Cost $378,537)		378,537
Total Investments — 101.0%
(Cost $27,586,504)		31,828,339
Other Assets and Liabilities, Net — (1.0)%		(325,077)
Net Assets — 100.0%		$31,503,262

		% of
Industry	Value	Net Assets
Energy	$10,489,558	33.3%
Grains Food Fiber	7,401,023	23.5
Industrial Metals	6,868,648	21.8
Precious Metals	2,198,598	7.0
Livestock	1,734,289	5.5
Timber	1,454,557	4.6
Water	1,303,129	4.1
Money Market Funds	378,537	1.2
Total Investments	$31,828,339	101.0%
Other Assets and Liabilities, Net	(325,077)	(1.0)
Total Net Assets	$31,503,262	100.0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $1,857,663; total market value of collateral held by the Fund was $1,947,342. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $1,569,393.
(b)	Security is fair valued as determined in good faith in accordance with the procedures established by the Board of Trustees. The security is fair valued using significant unobservable inputs.
(c)	Less than 0.05%.
(d)	Reflects the 1-day yield at January 31, 2022.
(e)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Global Resources ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Investments in Securities:(f)
Common Stocks	$31,449,802	$–	$0	(g)	$31,449,802
Short-Term Investments:
Money Market Funds	378,537	–	–		378,537
Total Investments in Securities	$31,828,339	$–	$0		$31,828,339

(f)	For a complete listing of investments and their countries, see the Schedule of Investments.
(g)	The Level 3 security, valued at $0, has been fair valued in good faith in accordance with procedures established by the Board of Trustees.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the beginning and/or end of period.

A summary of the Fund’s transactions with affiliated fund during the period ended January 31, 2022 is as follows:

Affiliated Holdings

	Shares at 04/30/2021	Value ($) at 04/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation/ (Depreciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Shares at 01/31/2022	Value ($) at 01/31/2022
IQ Ultra Short Duration ETF	19,464	965,609	226,968	(1,188,652)	(7,100)	3,175	4,089	–	–	–